Income Taxes (Details 2) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Allowance for loan losses	$ 3,756	$ 3,269
Impairment of other real estate owned	1,192	1,226
Goodwill	1,088	1,437
Available-for-sale securities	1,187	363
Nonaccrual loan interest	469	640
Core deposit intangible	422	556
Pension	1,415	1,242
Deferred taxes on pension	1,143	874
Deferred compensation	148	138
Other	402	342
Total deferred tax assets	11,222	10,087
Deferred tax liabilities:
Premises and equipment	765	938
Mortgage servicing rights	968	1,064
Assets held for sale	50	49
Other	6	13
Total deferred tax liabilities	1,789	2,064
Net deferred tax assets	$ 9,433	$ 8,023